Debt (Schedule Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Apr. 14, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized discount - net	$ (6,600)		$ (6,500)
Debt Issuance Costs, Net	(26,000)		(20,700)
Long-term debt	2,651,185		2,651,629
Current portion of long-term debt	94,907		559,199
Long-term debt	2,556,278		2,092,430
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Unamortized discount - net	(625)		(313)
Debt Issuance Costs, Net	(8,600)		(3,959)
Long-term debt	870,775		870,728
Current portion of long-term debt	0		469,313
Long-term debt	870,775		401,415
Ipalco Enterprises, Inc. [Member] | Bank Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	0	$ 65,000	65,000
Ipalco Enterprises, Inc. [Member] | 3.45% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0		405,000
Debt, stated interest rate	3.45%
Ipalco Enterprises, Inc. [Member] | Three Point Seven Zero Percent Senior Secured Notes [Domain]
Debt Instrument [Line Items]
Long-term debt	$ 405,000		405,000
Debt, stated interest rate	3.70%
Ipalco Enterprises, Inc. [Member] | Four Point Two Five Percent Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt	$ 475,000		0
Debt, stated interest rate	4.25%
Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds	$ 1,780,410		1,691,015
Unamortized discount - net	(6,006)		(6,156)
Debt Issuance Costs, Net	(17,400)		(16,700)
Unsecured Debt	0		89,886
Long-term debt	1,780,410		1,780,901
Current portion of long-term debt	94,907		89,886
Long-term debt	1,685,503		1,691,015
Indianapolis Power And Light Company | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 55,000		55,000
Debt, stated interest rate	3.875%
Indianapolis Power And Light Company | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000		40,000
Debt, stated interest rate	3.875%
Indianapolis Power And Light Company | First Mortgage Bond 4.55% Due December 2024 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000		40,000
Debt, stated interest rate	3.125%
Indianapolis Power And Light Company | First Mortgage Bond 6.60% Due January 2034 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 100,000		100,000
Debt, stated interest rate	6.60%
Indianapolis Power And Light Company | First Mortgage Bond 6.05% Due October 2036 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 158,800		158,800
Debt, stated interest rate	6.05%
Indianapolis Power And Light Company | First Mortgage Bond 6.60% Due June 2037 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 165,000		165,000
Debt, stated interest rate	6.60%
Indianapolis Power And Light Company | First Mortgage Bond 4.875% Due November 2041 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 140,000		140,000
Debt, stated interest rate	4.875%
Indianapolis Power And Light Company | First Mortgage Bond 4.65% Due June 2043 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 170,000		170,000
Debt, stated interest rate	4.65%
Indianapolis Power And Light Company | First Mortgage Bond 4.70% Due September 2045 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 130,000		130,000
Debt, stated interest rate	4.50%
Indianapolis Power And Light Company | First Mortgage Bond Nineteen [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 260,000		260,000
Debt, stated interest rate	4.70%
Indianapolis Power And Light Company | FMB Twenty [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 350,000		350,000
Debt, stated interest rate	4.05%
Indianapolis Power And Light Company | FMB Twenty - one [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 105,000		105,000
Debt, stated interest rate	4.875%
Indianapolis Power And Light Company | Environmental Facilities Refunding Revenue Notes, Series 2015A [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 0		30,000
Indianapolis Power And Light Company | Environmental Facilities Refunding Revenue Notes, Series 2015B [Member]
Debt Instrument [Line Items]
Unsecured Debt	0		60,000
Indianapolis Power And Light Company | FMB Twenty - two
Debt Instrument [Line Items]
First mortgage bonds	$ 30,000		0
Debt, stated interest rate	0.75%
Indianapolis Power And Light Company | FMB Twenty - three
Debt Instrument [Line Items]
First mortgage bonds	$ 60,000		0
Debt, stated interest rate	0.95%
Secured Debt [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Unamortized discount - net	$ (6,006)
Debt Issuance Costs, Net	(17,384)		(16,629)
Unsecured Debt [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ 0		$ (114)